CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2023

Broadly Syndicated Loans (6.1%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (6.1%)
North America (5.6%)
ABG Intermediate Holdings 2 LLC	1M US S + 3.50%	12/21/2028	247,487	246,400	248,346
Acrisure, LLC	1M US L + 3.75%	2/15/2027	296,962	290,039	296,368
Advisor Group Holdings, Inc.	1M US L + 4.50%	7/31/2026	248,711	248,711	249,244
AlixPartners, LLP	1M US L + 2.75%	2/4/2028	247,455	247,718	247,935
Alterra Mountain Company	1M US L + 3.50%	8/17/2028	247,468	247,468	247,468
Amentum Government Holdings LLC	1M US L + 4.00%	1/29/2027	247,436	244,439	247,203
American Airlines, Inc.	1M US S + 3.18%	2/15/2028	247,500	239,439	247,005
Applovin Corporation	3M US S + 3.35%	8/15/2025	272,200	272,200	272,200
Assured Partners, Inc.	1M US L + 3.50%	2/12/2027	247,462	245,463	247,771
Avis Budget Car Rental LLC	1M US L + 1.75%	8/6/2027	247,423	245,122	246,619
Baldwin Risk Partners, LLC	1M US L + 3.50%	10/14/2027	247,462	245,383	247,153
Bally's Corporation	1M US L + 3.25%	10/2/2028	148,485	143,932	140,375
Blackstone Mortgage Trust, Inc.	1M US L + 2.75%	4/23/2026	247,455	246,299	243,744
Broadstreet Partners, Inc.	1M US L + 3.00%	1/27/2027	247,429	244,949	247,419
Brookfield WEC Holdings Inc.	1M US L + 2.75%	8/1/2025	247,449	247,654	247,924
Brown Group Holding, LLC	1M US L + 2.50%	6/7/2028	247,288	247,022	247,377
Calpine Corporation	1M US L + 2.00%	4/5/2026	247,409	247,638	247,677
Cambrex Corporation	1M US S + 3.50%	12/4/2026	249,863	248,620	244,178
CCI Buyer, Inc.	3M US S + 4.00%	12/17/2027	197,964	195,233	197,186
Ceridian HCM Holding Inc.	1M US L + 2.50%	4/30/2025	247,389	247,006	247,478
Charter Communications Operating, LLC	1M US S + 1.75%	2/1/2027	247,416	247,169	247,263
Clipper Acquisitions Corp.	1M US L + 1.75%	3/3/2028	247,455	246,143	246,114
Coral-US Co-Borrower LLC	1M US L + 3.00%	10/15/2029	275,000	273,768	273,911
Covanta Holding Corporation	1M US S + 2.50%	11/30/2028	184,091	184,292	183,861
Covanta Holding Corporation	1M US S + 2.50%	11/30/2028	14,035	14,051	14,018
Crocs, Inc.	3M US S + 3.50%	2/20/2029	97,910	97,910	98,168
CSC Holdings, LLC	1M US L + 2.25%	7/17/2025	248,120	243,220	243,691
Cushman & Wakefield U.S. Borrower, LLC.	1M US L + 2.75%	8/21/2025	33,918	33,861	33,833
DaVita Inc.	1M US L + 1.75%	8/12/2026	293,246	291,554	292,932
The Dun & Bradstreet Corporation	1M US S + 3.25%	1/18/2029	247,481	246,937	247,842
EFS Cogen Holdings I LLC	1M US L + 3.50%	10/1/2027	189,478	188,286	188,957
Elanco Animal Health Inc.	1M US L + 1.75%	8/1/2027	271,971	268,882	270,045
Electron Bidco Inc.	1M US L + 3.00%	11/1/2028	197,985	197,769	198,260
Epicor Software Corporation	1M US L + 3.25%	7/30/2027	272,187	268,794	272,892
Froneri International Limited	1M US L + 2.25%	1/29/2027	272,179	270,544	272,288
Go Daddy Operating Company LLC	1M US L + 2.00%	8/10/2027	247,436	247,436	247,720

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2023

Broadly Syndicated Loans (6.1%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Grab Holdings Inc.	1M US L + 4.50%	1/29/2026	122,296	121,839	122,571
Grifols Worldwide Operations Ltd.	1M US L + 2.00%	11/15/2027	249,351	245,687	249,039
Hudson River Trading LLC	1M US S + 3.00%	3/20/2028	197,964	193,301	197,068
IRB Holding Corporation	3M US S + 3.00%	12/15/2027	197,985	196,520	198,125
Jane Street Group, LLC	1M US L + 2.75%	1/26/2028	247,449	247,449	248,137
Jazz Pharmaceuticals Public Limited Company	1M US L + 3.50%	5/5/2028	247,185	247,451	248,318
KKR Apple Bidco, LLC	1M US L + 2.75%	9/22/2028	247,475	247,206	246,950
Maravai Intermediate Holdings, LLC	3M US S + 3.00%	10/19/2027	247,475	247,734	240,464
Medline Borrower, LP	1M US L + 3.25%	10/23/2028	296,977	289,502	298,183
Mister Car Wash Holdings, Inc.	3M US S + 3.00%	5/14/2026	250,000	250,000	250,250
NAB Holdings, LLC	3M US S + 3.00%	11/23/2028	272,222	271,329	272,369
Netsmart, Inc.	1M US L + 4.00%	10/1/2027	247,455	246,157	247,572
NortonLifeLock Inc.	1M US S + 2.00%	9/12/2029	221,882	221,882	221,951
OneDigital Borrower LLC	1M US S + 4.25%	11/16/2027	197,980	194,415	197,610
Oryx Midstream Services Permian Basin LLC	1M US S + 3.25%	10/5/2028	247,429	247,429	247,795
Osmosis Buyer Ltd.	1M US S + 3.75%	7/31/2028	247,487	243,373	247,349
Peraton Corp.	1M US L + 3.75%	2/1/2028	246,691	246,165	246,999
Petco Health and Wellness Co Inc.	3M US S + 3.25%	3/3/2028	241,019	239,475	227,354
Phoenix Guarantor Inc.	3M US L + 3.25%	3/5/2026	247,423	245,143	247,069
Phoenix Newco, Inc.	1M US L + 3.25%	11/15/2028	247,481	246,127	248,780
Playtika Holding Corp.	1M US L + 2.75%	3/13/2028	248,092	247,033	247,576
Proofpoint, Inc.	1M US L + 3.25%	8/31/2028	247,475	243,974	247,217
RealPage, Inc.	1M US L + 3.00%	4/24/2028	197,975	194,573	196,169
Red Ventures, LLC	1M US S + 3.00%	3/3/2030	223,313	223,569	222,475
Sedgwick Claims Management Services, Inc.	1M US S + 3.75%	2/17/2028	297,750	297,425	298,453
SS&C Technologies Holdings, Inc.	1M US S + 2.25%	3/22/2029	87,816	87,912	87,940
SS&C Technologies Holdings, Inc.	1M US S + 2.25%	3/22/2029	147,780	147,943	147,990
Station Casinos LLC	1M US L + 2.25%	2/8/2027	272,138	271,046	272,427
Sunshine Luxembourg VII SARL	3M US L + 3.75%	10/1/2026	296,947	292,343	298,220
Telenet Financing USD LLC	1M US L + 2.00%	4/30/2028	250,000	248,664	248,188
Trans Union, LLC	1M US L + 2.25%	12/1/2028	191,171	191,379	191,673
Uber Technologies, Inc.	1M US S + 2.75%	3/3/2030	237,263	235,092	237,832
UFC Holdings, LLC	3M US L + 2.75%	4/29/2026	247,192	246,729	247,844
University Support Services LLC	1M US L + 3.25%	2/10/2029	272,222	271,022	271,950
Univision Communications Inc.	1M US L + 3.25%	3/15/2026	272,208	270,951	272,448
Victoria's Secret & Co.	3M US L + 3.25%	8/2/2028	197,975	197,331	195,995
Virgin Media Bristol LLC	1M US L + 2.50%	1/31/2028	300,000	299,046	298,458
Vistra Operations Company, LLC	1M US L + 1.75%	12/31/2025	247,876	247,876	247,804

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2023

Broadly Syndicated Loans (6.1%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Wide Open West Finance, LLC	3M US S + 3.00%	12/20/2028	247,475	246,661	227,882
William Morris Endeavor Entertainment, LLC	1M US L + 2.75%	5/18/2025	243,264	242,690	243,721
Total North America			$17,665,363	$17,552,790	$17,598,681

Europe (0.4%)
Altice Financing S.A.	3M US L + 5.00%	10/31/2027	272,938	272,072	271,062
HIG Finance 2 Ltd.	1M US L + 3.25%	11/12/2027	247,449	247,189	247,674
Motion Acquisition Ltd.	3M US L + 3.25%	11/12/2026	159,227	157,807	159,227
Motion Acquisition Ltd.	3M US L + 3.25%	11/12/2026	22,700	22,497	22,700
Nouryon Finance B.V.	3M US L + 2.75%	10/1/2025	147,514	147,514	147,928
Seren BidCo AB	3M US L + 3.50%	11/16/2028	247,475	246,662	246,651
Ziggo Financing Partnership	1M US L + 2.50%	4/30/2028	275,000	273,822	273,919
Europe Total			$1,372,301	$1,367,563	$1,369,161
First Lien Total			$19,037,665	$18,920,353	$18,967,842
Total Broadly Syndicated Loans			$19,037,665	$18,920,353	$18,967,842

	Footnotes	Acquisition Date	Fair Value (2)
Private Equity Investments (92.8%)	(3)(8)(9)
Direct Investments (31.9%)
Common Stocks (26.0%)
Europe (4.1%)
Astorg VIII Co-Invest Corden	(4)	8/1/2022	$10,661,551
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	2,033,922
Total Europe			$12,695,473
North America (21.9%)
BCPE Virginia Investor, LP	(6)	12/13/2023	5,000,000
Corsair Amore Investors, L.P.	(4)	5/25/2022	1,198,636
GC XI Alpha Co-Invest, L.P.	(6)	12/18/2023	4,250,000
Magnesium Co-Invest SCSp	(4)	5/6/2022	11,295,335
OEP VIII Project Greenheart Co-investment Partners, L.P	(4)	10/17/2022	10,909,091
Oscar Holdings, LP	(4)	4/27/2022	6,190,704
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	3,257,854
SkyKnight Insurance Holdings, LP.	(6)	11/13/2023	2,000,000
STG AV, L.P.	(6)	11/1/2023	5,000,000
Victors CCC Aggregator LP	(4)	5/31/2022	3,167,179
Webster Cascade Aggregator II, L.P	(4)	12/21/2022	3,624,764
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,343,000
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	8,960,000

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2023

	Footnotes	Acquisition Date	Fair Value (2)
Total North America			$68,196,562
Total Common Stocks (Cost of $72,312,143)			$80,892,035

Convertible Preferred Stocks (2.3%)
North America (2.3%)
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	7,233,697
Total North America			$7,233,697
Total Convertible Preferred Stocks (Cost of $6,420,725)			$7,233,697

Preferred Stocks (3.6%)
North America (3.6%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	11,200,613
Total North America			$11,200,613
Total Preferred Stocks (Cost of $8,055,706)			$11,200,613
Total Direct Investments (Cost of $86,788,573)			$99,326,345

Primary Investments (6.4%)	(7)
Europe (0.6%)
Advent International GPE X-D SCSp	(4)	1/31/2022	1,752,398
PSG Europe (Lux) II S.C.Sp.	(4)	3/1/2022	55,826
Total Europe			$1,808,224
North America (5.8%)
Francisco Partners VII-A, L.P.	(4)	2/15/2022	—
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	10,555,567
Webster Capital V, LP	(4)	6/30/2022	7,488,861
Total North America			$18,044,428
Total Primary Investments (Cost of $17,690,828)			$19,852,651

Secondary Investments (54.5%)	(7)
Europe (8.3%)
Advent International GPE IX (EUR)	(5)	12/31/2023	1,249,016
Bridgepoint Europe VI	(5)	12/31/2023	1,576,979
CVC Capital Partners Strategic Opportunities II	(5)	12/31/2023	896,411
CVC Capital Partners VI	(5)	12/31/2023	355,257
CVC Capital Partners VII	(5)	12/31/2023	510,950
CVC Capital Partners VIII	(5)	12/31/2023	493,714
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4)	9/19/2022	14,909,629

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2023

	Footnotes	Acquisition Date	Fair Value (2)
Equistone SP I SCSp	(4)	6/23/2022	5,876,854
Total Europe			$25,868,811
North America (43.4%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	7,634,702
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	94,215
Audax Private Equity Fund VI	(5)	12/31/2023	960,064
Clayton Dubliner and Rice XI	(5)	6/30/2023	4,051,322
Frontier Opportunity Fund A	(5)	12/31/2023	180,362
GA Continuity I (AM) Fund	(5)	6/30/2023	180,207
GA Continuity I (HG) Fund	(5)	6/30/2023	305,206
GA Continuity I (SNF) Fund	(5)	6/30/2023	214,977
Green Equity Investors Side CF III - C, L.P.	(6)	12/4/2023	8,181,818
Hellman & Friedman Capital Partners IX	(5)	12/31/2023	1,019,360
Hellman & Friedman Capital Partners X	(5)	12/31/2023	449,921
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	3,390,187
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	7,564,715
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	5,753,722
Kinderhook Reinvestment Fund IV2, L.P.	(6)	11/13/2023	12,089,039
Littlejohn Fund V, L.P.	(4)	3/31/2022	1,889,783
Littlejohn Fund VI	(5)	12/31/2023	884,271
Littlejohn Fund VI	(4)	12/31/2022	2,792,309
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,518,308
Norwest Equity Partners IX, LP	(5)	9/30/2023	6,807,138
Norwest Equity Partners X, LP	(5)	9/30/2023	15,447,887
Norwest Equity Partners XI, LP	(5)	9/30/2023	1,873,928
Odyssey Investment Partners Fund V	(4)	12/31/2022	819,952
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,673,352
OEP Neptune Fund I, SCSP	(4)	4/24/2023	13,150,836
One Equity Partners VI	(5)	12/31/2023	183,058
One Equity Partners VII	(5)	12/31/2023	754,749
One Equity Partners VIII	(5)	12/31/2023	664,946
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,384,639
Quad-C Partners X, L.P.	(4)	12/31/2022	1,134,187
Roark Capital Partners CF LP	(4)	8/17/2022	7,821,184
Sentinel MCA AV, L.P.	(6)	10/13/2023	2,325,581
TA Associates XIII	(5)	12/31/2023	468,234
TA Associates XIV	(5)	12/31/2023	265,939
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	6,404,068
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	65,601

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2023

	Footnotes	Acquisition Date	Fair Value (2)
TPG Partners IX, L.P.	(4)	8/5/2022	261,436
TPG Partners VII, L.P.	(4)	3/31/2022	1,516,500
TPG Partners VIII, L.P.	(4)	3/31/2022	10,077,379
Wind Point Partners IX	(5)	12/31/2023	763,175
Wind Point Partners VIII	(5)	12/31/2023	216,987
Total North America			$135,235,240
Rest of World (2.8%)
Affinity Asia Pacific Fund V	(5)	12/31/2023	488,627
TPG Asia VII (B), L.P.	(4)	4/20/2022	7,659,683
TPG ASIA VIII (B), L.P.	(4)	7/1/2022	721,874
Total Rest of World			$8,870,184
Total Secondary Investments (Cost of $141,627,705)			$169,974,236
Total Private Equity Investments (Cost of $246,107,106)			$289,153,232
Total Investments, at Fair Value (Cost of $265,027,458) (98.9%)			308,121,074
Other Assets and Liabilities, Net (1.1%)			3,512,341
Net Assets (100.0%)			311,633,415
Investment Abbreviations:
L- London Interbank Offered Rate (LIBOR)
S- Secured Overnight Financing Rate (SOFR)
(1) As of December 31, 2023, the below reference rates were in effect:
1M US L - 1 Month LIBOR as of December 31, 2023 was 5.47%
3M US L - 3 Month LIBOR as of December 31, 2023 was 5.59%
1M US S - 1 Month SOFR as of December 31, 2023 was 5.35%
3M US S - 3 Month SOFR as of December 31, 2023 was 5.33%
(2) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(3) Private Markets Investments primarily consists of Direct Investments, Primary Investments, Secondary Investments and investments in privately placed bank loans and other debt instruments and loans to private companies. Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4) Investments held in AlpInvest Seed Fund L.P.
(5) Investments held in ACP 2022 Marvel Blocker LLC.
(6) Investments held in AlpInvest CAPM Holdings LLC.
(7) Investment does not issue shares.
(8) Non-income producing security.
(9) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2023 was $289,153,232, or 92.79% of net assets. As of December 31, 2023, the aggregate cost of each investment restricted to resale was $9,361,352, $1,869,289, $5,000,000, $1,766,014, $4,266,180, $9,242,697, $8,098,536, $4,356,463, $4,227,970, $2,015,630, $5,000,204, $2,999,179, $3,693,454, $3,363,431, $7,051,743, $6,420,725, $8,055,706, $1,774,498, $231,573, $68,151, $8,599,157, $7,017,448, $1,152,478, $1,243,038, $851,848, $280,624, $455,721, $533,956, $11,107,572, $4,788,458, $6,768,635, $100,204, $809,827, $3,584,706, $178,589, $128,809, $232,147, $155,047, $8,204,926, $909,358, $450,730, $2,970,130, $4,586,418, $4,337,140, $11,513,504, $2,632,500, $783,652, $2,716,297, $3,417,009, $4,407,770, $10,270,442, $1,924,159, $1,054,875, $1,751,635, $9,082,038, $150,003, $761,712, $655,398, $1,450,940, $1,149,881, $6,263,325, $2,363,637, $418,083, $293,654, $4,209,295, $53,817, $251,840, $1,441,189, $8,875,651, $737,777, $198,900, $386,713, $7,802,337, and $779,310, respectively, totaling, $246,107,106.
See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2023

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023.

The Fund’s Board provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Private Markets Investments include, without limitation:

•as part of the Fund's "Direct Investments" strategy, direct investments in individual portfolio companies alongside third party private equity funds ("Underlying Funds");
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in third party private equity funds (“Underlying Funds”); and
•investments in privately placed bank loans and other debt instruments and loans to private companies.

As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned subsidiaries ("Subsidiaries"). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The consolidated Schedule of Investments of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820"). For Liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 —    Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 —    Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —    Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AlpInvest will adjust the fair value provided by the Underlying Funds' management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds' management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2023:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$—	$18,724,098	$243,744	$18,967,842
Direct Investments	—	—	99,326,345	99,326,345
Total	$—	$18,724,098	$99,570,089	$118,294,187
The Fund held Primary Investments and Secondary Investments with a fair value of $189,826,887, which are excluded from the fair value hierarchy as of December 31, 2023, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.